Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents Balance	Cash and cash equivalents balance as of December 31, 2021 and 2022 primarily consist of the following currencies:

	December 31, 2021		December 31, 2022
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	1,341,236	1,341,236	246,786	246,786
US$	66,204	422,096	52,287	364,158
SGD	5,642	26,617	8,426	43,671
Others (i)	N/A	835	N/A	626

Total		1,790,784		655,241

(i)	As of December 31, 2021 and 2022, the other currencies consist of Hong Kong Dollar and Brazilian Real.